Basis of preparation (Details)	3 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Notes and other explanatory information [abstract]
Quarterly average exchange rate	5.40	5.45	5.67	5.85	5.84	5.55	5.21	4.95	4.96	4.88	4.95	5.20
Period-end exchange rate	5.50	5.32	5.46	5.74	6.19	5.45	5.56	5.00	4.84	5.01	4.82	5.08